Segment Information (Schedule of Total Revenues of Top Selling Products) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended				6 Months Ended	3 Months Ended			6 Months Ended	3 Months Ended			6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended			6 Months Ended	3 Months Ended							6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 drug	Dec. 31, 2012 drug	Sep. 30, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Rizatriptan (Maxalt) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Rizatriptan (Maxalt) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Lamotrigine (Lamictal XR) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Lamotrigine (Lamictal XR) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member] Propafenone (Rythmol SR) [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member] Chlorpheniramine/Hydrocodone (Tussionex) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member] Other [Member]		Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Other [Member]	Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]	Dec. 31, 2012 Successor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]		Jun. 30, 2013 Successor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member]	Dec. 31, 2012 Successor [Member] Strativa [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member] Megace ES [Member]	Dec. 31, 2012 Successor [Member] Strativa [Member] Megace ES [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member] Megace ES [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Dec. 31, 2012 Successor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Strativa [Member] Other [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member] Other [Member]	Jun. 30, 2013 Successor [Member] Strativa [Member] Other product related royalty streams [Member]	Dec. 31, 2012 Successor [Member] Strativa [Member] Other product related royalty streams [Member]		Jun. 30, 2013 Successor [Member] Strativa [Member] Other product related royalty streams [Member]	Sep. 28, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member]	Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member] Budesonide (Entocort EC) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Rizatriptan (Maxalt) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Rizatriptan (Maxalt) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Lamotrigine (Lamictal XR) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Lamotrigine (Lamictal XR) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member] Metoprolol Succinate ER (Toprol-XL) [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member] Propafenone (Rythmol SR) [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member] Propafenone (Rythmol SR) [Member]	Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member] Propafenone (Rythmol SR) [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member] Chlorpheniramine/Hydrocodone (Tussionex) [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member] Chlorpheniramine/Hydrocodone (Tussionex) [Member]	Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member] Chlorpheniramine/Hydrocodone (Tussionex) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member] Modafinil (Provigil) [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Other [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Other [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member] Other [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member] Other [Member]		Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member] Other [Member]		Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]	Jun. 30, 2012 Predecessor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]	Sep. 28, 2012 Predecessor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]	Dec. 31, 2011 Predecessor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]		Dec. 31, 2010 Predecessor [Member] Par Pharmaceutical [Member] Other product related royalty streams [Member]		Jun. 30, 2012 Predecessor [Member] Strativa [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member]	Sep. 28, 2012 Predecessor [Member] Strativa [Member]	Dec. 31, 2011 Predecessor [Member] Strativa [Member]	Dec. 31, 2010 Predecessor [Member] Strativa [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Megace ES [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Megace ES [Member]	Sep. 28, 2012 Predecessor [Member] Strativa [Member] Megace ES [Member]	Dec. 31, 2011 Predecessor [Member] Strativa [Member] Megace ES [Member]	Dec. 31, 2010 Predecessor [Member] Strativa [Member] Megace ES [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Sep. 28, 2012 Predecessor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Dec. 31, 2011 Predecessor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Dec. 31, 2010 Predecessor [Member] Strativa [Member] Nascobal Nasal Spray [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Other [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Other [Member]	Sep. 28, 2012 Predecessor [Member] Strativa [Member] Other [Member]	Dec. 31, 2011 Predecessor [Member] Strativa [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Strativa [Member] Other [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Other product related royalty streams [Member]	Jun. 30, 2012 Predecessor [Member] Strativa [Member] Other product related royalty streams [Member]	Sep. 28, 2012 Predecessor [Member] Strativa [Member] Other product related royalty streams [Member]	Dec. 31, 2011 Predecessor [Member] Strativa [Member] Other product related royalty streams [Member]		Dec. 31, 2010 Predecessor [Member] Strativa [Member] Other product related royalty streams [Member]
Revenue, Major Customer [Line Items]
Total revenues			$ 10,689	$ 233,669	$ 235,450	$ 246,139	$ 523,865	$ 215,115	$ 227,312	$ 487,917	$ 45,027	$ 36,710	$ 95,430	$ 17,337	$ 34,496	$ 13,527	$ 32,929	$ 11,565	$ 31,287	$ 19,817	$ 19,623	$ 17,403	$ 10,535	$ 16,956	$ 30,646	$ 108,928	$ 97,182	[1]	$ 259,625	$ 8,196	$ 8,151	[2]	$ 14,974	$ 18,554	$ 18,827	$ 35,948	$ 11,018	$ 10,910	$ 21,553	$ 6,801	$ 7,138	$ 13,003	$ (236)	$ 130	$ (479)	$ 971	$ 649	[2]	$ 1,871	$ 238,063	$ 294,333	$ 271,472	$ 253,641	$ 215,357	$ 224,188	$ 232,952	$ 565,805	$ 803,868	$ 926,138	$ 1,008,874	$ 273,109	$ 524,276	$ 743,360	$ 834,592	$ 916,930	$ 33,513	$ 71,497	$ 103,762	$ 70,016	$ 0	$ 17,888	$ 36,980	$ 48,953	$ 110,718	$ 12,010	$ 23,364	$ 154,216	$ 250,995	$ 473,206	$ 53,825	$ 69,835	$ 0	$ 30,706	$ 39,481	$ 17,479	$ 0	$ 0	$ 88,831	$ 0	$ 0	$ 153,950	$ 269,528	$ 293,434 [1]	$ 374,288	[1]	$ 410,002	[1]	$ 6,795	$ 12,189	$ 18,586 [2]	$ 29,977	[2]	$ 16,243	[2]	$ 21,224	$ 41,529	$ 60,508	$ 91,546	$ 91,944	$ 14,212	$ 26,390	$ 38,322	$ 58,172	$ 60,879	$ 5,380	$ 11,312	$ 17,571	$ 21,399	$ 17,715	$ (109)	$ 131	$ 130	$ 3,309	$ 1,350	$ 1,741	$ 3,696	$ 4,485 [2]	$ 8,666	[2]	$ 12,000	[2]
Number of other insignificant generic drugs	50	50

[1]	The further detailing of revenues of the other approximately 50 generic drugs was not considered significant to the overall disclosure due to the lower volume of revenues associated with each of these generic products. No single product in the other category is in excess of 5% of total generic revenues for the period from September 29, 2012 to December 31, 2012 (Successor) or for the period from January 1, 2012 to September 28, 2012 (Predecessor).
[2]	Other product related revenues represents licensing and royalty related revenues from profit sharing agreements.